Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Former Alaska Refinery [Member]
Summarized Results of Discontinued Operations
Income (loss) from discontinued operations before income taxes	$ 15
Former Venezuela Operations [Member]
Summarized Results of Discontinued Operations
Income (loss) from discontinued operations before income taxes			144
Textuals [Abstract]
Cash Payments Received Related To Former Venezuela Operations Settlement		98
Cash Installments Related To Former Operations Settlement		15
Assets, Fair Value Disclosure [Abstract]
Notes Receivable, Fair Value Disclosure		$ 88
Fair Value Inputs [Abstract]
Fair Value Inputs, Discount Rate		12.00%
Former Venezuela Operations [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Probability of Default		15.00%
Former Venezuela Operations [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Probability of Default		100.00%